INCOME TAX (EXPENSE)/CREDIT (Schedule of Net Operating Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unutilised net operating losses	$ 182,811	$ 136,202	$ 75,957
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unutilised net operating losses	107,093	69,851	62,731
Other regions [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unutilised net operating losses	52,852	52,511	448
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unutilised net operating losses	$ 22,866	$ 13,840	$ 12,778